RELATED PARTY TRANSACTIONS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due from affiliates	CAD 2,476	CAD 2,842
Due to affiliates	311	866
Interest expense	28	37	CAD 62
Transcanada
Related Party Transaction [Line Items]
Interest income, inter-corporate borrowing	29	37	38
Accounts receivable	13	59
Accounts payable and other	12	16
Interest payable		1
Affiliates
Related Party Transaction [Line Items]
Amount	3,500
Discount Notes
Related Party Transaction [Line Items]
Due from affiliates	CAD 2,376	CAD 2,597
Effective interest rate (as a percent)	0.90%	1.30%
Credit Facility
Related Party Transaction [Line Items]
Due from affiliates	CAD 100	CAD 245
Effective interest rate (as a percent)	2.70%	3.00%
Credit Facility
Related Party Transaction [Line Items]
Due to affiliates	CAD 311	CAD 866
Effective interest rate (as a percent)	3.50%	3.80%
Credit Facility | Affiliates | Prime rate
Related Party Transaction [Line Items]
Spread on variable rate (as a percent)	0.75%
Interest
Related Party Transaction [Line Items]
Interest paid	CAD 29	CAD 37	CAD 62